Trade and other payables	3 Months Ended
Mar. 31, 2022
Trade and other payables.
Trade and other payables

10. Trade and other payables

During the three months ended March 31, 2022, the decrease of EUR 64,296k in trade and other payables was primarily due to less invoice volume as the CVnCoV project was stopped in FY 2021 Q4.